BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2016
Brokers and Dealers [Abstract]
Brokerage receivables and Brokerage payables
Brokerage receivables and Brokerage payables consisted of the following:

	December 31,
In millions of dollars	2016	2015
Receivables from customers	$10,374	$10,435
Receivables from brokers, dealers, and clearing organizations	18,513	17,248
Total brokerage receivables(1)	$28,887	$27,683
Payables to customers	$37,237	$35,653
Payables to brokers, dealers, and clearing organizations	19,915	18,069
Total brokerage payables(1)	$57,152	$53,722

(1)
Includes brokerage receivables and payables recorded by Citi broker-dealer entities that are accounted for in accordance with the AICPA Accounting Guide for Brokers and Dealers in Securities as codified in ASC 940-320.